Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]	The Company made an interest-free loan to VST and Emza for their short-term funding needs, is summarized as follows:
	December 31,
	2016	2017
	(in thousands)

VST	$7,150	2,750
Emza	-	500
	$7,150	3,250